Income Taxes - Components of income tax expense (benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current
Federal			$ 0	$ 0
Deferred
Federal			146,794,000	(24,609,000)
Change in Valuation Allowance			(146,794,000)	24,609,000
Income Tax Benefit	$ 0	$ 0	$ 0	$ 0